STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
Additions
Interest and dividends	$ 24,380,672
Net appreciation in fair value of investments	1,619,509,886
Interest income on notes receivable from participants	11,692,344
Participants contributions	429,505,222
Rollover contributions	37,281,918
Marriott International, Inc. contributions	253,227,862
Total additions	2,375,597,904
Deductions
Benefits paid to participants	1,307,480,831
Administrative expenses	4,100,559
Total deductions	1,311,581,390
Net increase	1,064,016,514
Net assets available for benefits at beginning of year	11,685,159,613
Net assets available for benefits at end of year	$ 12,749,176,127